Fair value - Financial liabilities measured at fair value on a recurring basis (Details) - Fair Value, Recurring - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 441,000	$ 434,000	$ 1,630,000
ElectraMeccanica Vehicles Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		250,694	76,476
Share-based compensation liability | ElectraMeccanica Vehicles Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		250,694	76,476
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 5,000	4,000	7,000
Level 2 | ElectraMeccanica Vehicles Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		250,694	76,476
Level 2 | Share-based compensation liability | ElectraMeccanica Vehicles Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		$ 250,694	$ 76,476